Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets fair value disclosure nonrecurring basis	$ 0	$ 0	$ 0
Assets measured at fair value nonrecurring basis, loss incurred	$ 0	$ 0	$ 0